Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.8%
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1-Month LIBOR + 0.59%, 3.67% (A), 03/25/2036	$ 23,593	$ 23,401
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month LIBOR + 1.14%, 3.90% (A), 07/22/2032 (B)	4,300,000	4,157,223
Aqueduct European CLO DAC
Series 2017-1A, Class AR,
3-Month EURIBOR + 0.64%, 0.69% (A), 07/20/2030 (B)	EUR 5,003,618	4,786,139
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1-Month LIBOR + 0.76%, 3.84% (A), 02/25/2036	$ 1,917,930	1,529,327
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.98%, 4.06% (A), 03/25/2035	225,079	224,248
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 4.09% (A), 06/25/2035	89,705	89,386
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 3.32% (A), 12/25/2036	12,688,311	11,039,592
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 3.74% (A), 10/25/2032	2,992	2,932
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 4.06% (A), 06/25/2034	1,070,777	1,070,783
Series 2006-SD3, Class 21A1,
3.35% (A), 07/25/2036	17,373	17,202
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 3.73% (A), 10/24/2030 (B)	5,400,000	5,273,078
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Trust
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 4.03% (A), 10/25/2034	2,693,667	2,609,259
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 3.24% (A), 12/25/2036 (B)	6,255,356	3,485,636
Series 2007-FS1, Class 1A1,
4.31% (A), 10/25/2037 (B)	1,791,605	1,715,157
CWABS Asset-Backed Certificates Trust
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 4.66% (A), 11/25/2034	1,919,792	1,871,443
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 3.22% (A), 06/25/2047	6,452,909	5,793,925

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR,
3-Month SOFR + 1.25%, 3.73% (A), 01/17/2033 (B)	$ 4,500,000	$ 4,342,104
First Franklin Mortgage Loan Trust
Series 2006-FF14, Class A6,
1-Month LIBOR + 0.31%, 3.39% (A), 10/25/2036	5,400,000	4,167,712
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 4.40% (A), 12/25/2034	2,287,116	1,853,475
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 3.38% (A), 11/25/2032	1,283	1,156
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 3.86% (A), 10/25/2034	1,595,706	1,563,630
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 3.30% (A), 04/25/2037	1,069,548	842,360
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 3.71% (A), 07/20/2030 (B)	5,300,000	5,165,989
LCM XXV Ltd.
Series 25A, Class AR,
3-Month SOFR + 1.10%, 3.58% (A), 07/20/2030 (B)	4,400,000	4,280,984
MASTR Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1-Month LIBOR + 1.15%, 4.23% (A), 08/25/2037	2,253,686	2,033,954
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 4.01% (A), 11/25/2034	388,024	377,689
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 3.33% (A), 03/25/2037	2,257,292	1,043,251
Series 2007-NC2, Class A2C,
1-Month LIBOR + 0.26%, 3.34% (A), 02/25/2037	7,644,725	4,225,910
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 3.22% (A), 03/25/2037	3,951,927	2,690,075
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 3.30% (A), 05/25/2037	6,034,822	3,883,075
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR,
3-Month LIBOR + 1.16%, 3.87% (A), 07/20/2032 (B)	5,000,000	4,788,805
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.63%, 3.71% (A), 12/25/2035	1,837,369	1,826,255

Transamerica Series Trust	Page 1

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R,
3-Month LIBOR + 1.14%, 4.39% (A), 08/13/2031 (B)	$ 4,800,000	$ 4,632,317
Sound Point CLO XII Ltd.
Series 2016-2A, Class AR2,
3-Month LIBOR + 1.05%, 3.76% (A), 10/20/2028 (B)	4,039,266	3,971,084
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 3.76% (A), 07/25/2030 (B)	5,000,000	4,833,855
Soundview Home Loan Trust
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 3.19% (A), 02/25/2037	1,089,228	300,489
Structured Asset Investment Loan Trust
Series 2005-9, Class M1,
1-Month LIBOR + 0.63%, 3.71% (A), 11/25/2035	3,911,382	3,785,631
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2,
3-Month LIBOR + 1.02%, 3.48% (A), 10/13/2032 (B)	4,900,000	4,735,360
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month LIBOR + 0.97%, 3.75% (A), 04/25/2031 (B)	5,000,000	4,887,365
TICP CLO III-2 Ltd.
Series 2018-3R, Class A,
3-Month LIBOR + 0.84%, 3.55% (A), 04/20/2028 (B)	1,960,302	1,940,145
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month LIBOR + 1.16%, 3.94% (A), 07/30/2032 (B)	4,900,000	4,685,885
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR,
3-Month LIBOR + 0.90%, 3.61% (A), 10/20/2028 (B)	4,655,995	4,551,412
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR,
3-Month LIBOR + 1.05%, 3.76% (A), 07/20/2030 (B)	5,500,000	5,336,463
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1-Month LIBOR + 0.69%, 3.77% (A), 10/25/2035	3,189,389	2,882,728
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1-Month LIBOR + 0.25%, 3.33% (A), 04/25/2037	3,435,028	1,365,032

Total Asset-Backed Securities (Cost $132,712,443)		134,682,921

	Principal	Value
CORPORATE DEBT SECURITIES - 30.4%
Aerospace & Defense - 0.5%
Boeing Co.
1.43%, 02/04/2024	$ 3,000,000	$ 2,850,432
Spirit AeroSystems, Inc.
3.95%, 06/15/2023 (C)	4,200,000	4,026,750
Textron, Inc.
2.45%, 03/15/2031	800,000	613,742

		7,490,924

Airlines - 0.5%
American Airlines Pass-Through Trust
3.35%, 04/15/2031	3,447,449	3,008,038
JetBlue Pass-Through Trust
Series 2019, Class AA,
2.75%, 11/15/2033	3,204,951	2,631,784
United Airlines Pass-Through Trust
4.15%, 10/11/2025	1,364,727	1,291,740

		6,931,562

Automobiles - 0.6%
Nissan Motor Co. Ltd.
3.20%, 09/17/2028 (D)	EUR 4,100,000	3,437,977
4.81%, 09/17/2030 (B)	$ 5,400,000	4,373,302

		7,811,279

Banks - 7.4%
AIB Group PLC
4.75%, 10/12/2023 (B)	6,600,000	6,511,217
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/2023	1,600,000	1,537,520
1.13%, 09/18/2025	1,600,000	1,408,700
Banco Espirito Santo SA
2.63%, 05/08/2017 (D) (E) (F)	EUR 1,600,000	188,170
4.00%, 01/21/2019 (D) (E) (F)	800,000	94,085
Bank of America Corp.
Fixed until 09/25/2024, 0.98% (A), 09/25/2025	$ 5,100,000	4,641,497
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 3.67% (A), 07/20/2023 (B)	8,000,000	8,019,909
Barclays Bank PLC
7.63%, 11/21/2022	756,000	756,000
Barclays PLC
Fixed until 09/15/2023 (G), 7.75% (A)	6,500,000	6,004,375
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	5,400,000	4,359,563
Fixed until 02/25/2031 (G), 4.63% (A) (B) (C)	5,200,000	3,329,014
BPCE SA
Fixed until 07/19/2032, 5.75% (A), 07/19/2033 (B)	3,700,000	3,408,981
Citigroup, Inc.
Fixed until 03/17/2025, 3.29% (A), 03/17/2026 (H)	3,100,000	2,927,140
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,400,000	7,072,051
Danske Bank AS
Fixed until 04/01/2027, 4.30% (A), 04/01/2028 (B)	4,000,000	3,562,912

Transamerica Series Trust	Page 2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
ING Groep NV
4.63%, 01/06/2026 (B)	$ 900,000	$ 865,891
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (A), 04/22/2027	5,300,000	4,579,420
Fixed until 04/23/2023, 3.56% (A), 04/23/2024	1,100,000	1,089,245
3.90%, 07/15/2025	6,150,000	5,948,615
Lloyds Bank PLC
Zero Coupon (I), 04/02/2032 (D)	9,600,000	5,821,321
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	5,100,000	4,980,329
Natwest Group PLC
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	5,000,000	4,941,049
PNC Bank NA
2.50%, 08/27/2024	4,000,000	3,836,112
Standard Chartered PLC
Fixed until 11/23/2024, 1.82% (A), 11/23/2025 (B)	5,000,000	4,536,333
UniCredit SpA
7.83%, 12/04/2023 (B)	5,650,000	5,691,486
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (A), 05/19/2025	5,400,000	4,996,939

		101,107,874

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050	4,700,000	3,862,545

Biotechnology - 0.1%
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800,000	2,118,284

Capital Markets - 3.0%
Credit Suisse Group AG
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	6,567,575
3-Month LIBOR + 1.24%, 4.48% (A), 06/12/2024 (B)	6,600,000	6,525,811
Deutsche Bank AG
3.30%, 11/16/2022	4,500,000	4,487,301
3.70%, 05/30/2024	8,200,000	7,920,258
Goldman Sachs Group, Inc.
3.00%, 03/15/2024	4,400,000	4,276,283
3.75%, 05/22/2025	1,000,000	958,666
Nomura Holdings, Inc.
2.68%, 07/16/2030	4,200,000	3,208,861
UBS Group AG
4.13%, 09/24/2025 (B)	800,000	764,021
4.25%, 03/23/2028 (B)	4,900,000	4,525,818
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	1,400,000	1,327,699

		40,562,293

Chemicals - 0.4%
Syngenta Finance NV
4.44%, 04/24/2023 (B)	5,000,000	4,970,641

Communications Equipment - 0.3%
Motorola Solutions, Inc.
2.30%, 11/15/2030	5,500,000	4,119,988

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022 (B)	$ 54,449	$ 52,979
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (J)	4,288,757	836,308
Odebrecht Oil & Gas Finance Ltd.
Zero Coupon, 10/31/2022 (B) (G)	500,930	751

		890,038

Consumer Finance - 1.0%
Ford Motor Credit Co. LLC
1.74%, 07/19/2024	EUR 800,000	721,317
2.33%, 11/25/2025	900,000	771,789
3.25%, 09/15/2025	1,700,000	1,507,724
4.54%, 03/06/2025	GBP 3,700,000	3,687,127
OneMain Finance Corp.
6.88%, 03/15/2025	$ 5,600,000	5,266,800
Volkswagen Bank GmbH
1.88%, 01/31/2024 (D)	EUR 1,700,000	1,625,116

		13,579,873

Diversified Financial Services - 1.2%
Aircastle Ltd.
2.85%, 01/26/2028 (B)	$ 4,400,000	3,417,521
Aviation Capital Group LLC
3.88%, 05/01/2023 (B)	3,900,000	3,828,942
5.50%, 12/15/2024 (B)	4,800,000	4,648,106
DAE Funding LLC
1.63%, 02/15/2024 (B)	5,500,000	5,123,191

		17,017,760

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (B)	5,100,000	4,271,250

Electric Utilities - 3.7%
Alabama Power Co.
1.45%, 09/15/2030	2,400,000	1,836,578
Appalachian Power Co.
2.70%, 04/01/2031	5,300,000	4,233,783
Duke Energy Progress LLC
3.40%, 04/01/2032	5,000,000	4,282,985
Edison International
3.55%, 11/15/2024	3,100,000	2,977,107
Enel Finance International NV
1.88%, 07/12/2028 (B)	5,300,000	4,122,065
Evergy, Inc.
2.45%, 09/15/2024	1,500,000	1,419,240
FirstEnergy Corp.
4.40%, 07/15/2027	3,100,000	2,876,428
Florida Power & Light Co.
3.70%, 12/01/2047	3,000,000	2,335,165
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	4,626,897
JSW Hydro Energy Ltd.
4.13%, 05/18/2031 (D)	2,944,000	2,307,844
NextEra Energy Capital Holdings, Inc.
2.20%, 12/02/2026	AUD 7,700,000	4,356,432
Pacific Gas & Electric Co.
3.15%, 01/01/2026	$ 5,100,000	4,583,839
3.30%, 12/01/2027 (E) (F)	300,000	252,860
3.40%, 08/15/2024 (E) (F)	2,000,000	1,903,972
3.45%, 07/01/2025	1,800,000	1,674,487
3.50%, 06/15/2025 (E) (F)	1,000,000	901,914
4.25%, 08/01/2023 (E) (F)	1,700,000	1,686,636
Southern California Edison Co.
3.65%, 06/01/2051	5,400,000	3,759,551

		50,137,783

Transamerica Series Trust	Page 3

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.2%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy
6.25%, 12/10/2024 (D)	$ 1,600,000	$ 1,454,080
ReNew Power Pvt Ltd.
5.88%, 03/05/2027 (D)	1,400,000	1,256,500

		2,710,580

Entertainment - 0.2%
Electronic Arts, Inc.
1.85%, 02/15/2031	4,200,000	3,235,844

Equity Real Estate Investment Trusts - 4.0%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	1,300,000	1,090,640
4.30%, 01/15/2026	4,100,000	3,979,858
American Tower Corp.
2.40%, 03/15/2025	5,100,000	4,735,721
Brandywine Operating Partnership LP
3.95%, 11/15/2027	2,500,000	2,201,431
Digital Realty Trust LP
3.70%, 08/15/2027	1,600,000	1,483,039
Federal Realty Investment Trust
3.50%, 06/01/2030 (C)	2,100,000	1,785,599
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	4,100,000	3,750,992
Hudson Pacific Properties LP
4.65%, 04/01/2029	1,200,000	1,065,629
Kimco Realty Corp.
1.90%, 03/01/2028	5,500,000	4,530,208
MPT Operating Partnership LP / MPT Finance Corp.
2.55%, 12/05/2023	GBP 1,000,000	1,036,498
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031 (C)	$ 5,500,000	4,191,673
Piedmont Operating Partnership LP
3.15%, 08/15/2030	5,500,000	4,263,165
Sabra Health Care LP
3.90%, 10/15/2029	900,000	734,125
SBA Tower Trust
2.33%, 07/15/2052 (B)	4,800,000	4,036,407
Service Properties Trust
4.35%, 10/01/2024	6,500,000	5,716,511
Unibail-Rodamco-Westfield SE
1.00%, 03/14/2025 (D)	EUR 4,900,000	4,422,138
Welltower, Inc.
4.25%, 04/15/2028	$ 5,900,000	5,487,045

		54,510,679

Food & Staples Retailing - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	5,500,000	4,079,818

Gas Utilities - 0.7%
Boston Gas Co.
3.00%, 08/01/2029 (B) (C)	6,150,000	5,166,978
National Fuel Gas Co.
2.95%, 03/01/2031	5,500,000	4,290,951

		9,457,929

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.4%
HCA, Inc.
5.38%, 09/01/2026	$ 5,300,000	$ 5,136,590
5.88%, 02/01/2029	100,000	97,555

		5,234,145

Hotels, Restaurants & Leisure - 1.1%
Choice Hotels International, Inc.
3.70%, 12/01/2029	2,400,000	2,022,385
Expedia Group, Inc.
2.95%, 03/15/2031	674,000	522,649
3.80%, 02/15/2028	1,200,000	1,066,972
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	6,100,000	5,094,348
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	6,200,000	5,804,750

		14,511,104

Insurance - 0.9%
Hanwha Life Insurance Co. Ltd.
Fixed until 02/04/2027, 3.38% (A), 02/04/2032 (B)	4,600,000	3,842,461
Manulife Financial Corp.
3.70%, 03/16/2032	4,300,000	3,726,983
Sitka Holdings LLC
3-Month LIBOR + 4.50%, 8.17% (A), 07/06/2026 (B)	5,500,000	5,259,193

		12,828,637

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 4.43% (A), 02/01/2024	3,500,000	3,518,537

Oil, Gas & Consumable Fuels - 0.6%
Boardwalk Pipelines LP
3.40%, 02/15/2031	4,300,000	3,457,595
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	6,500,000	5,318,542

		8,776,137

Pharmaceuticals - 0.6%
Bayer US Finance II LLC
3.88%, 12/15/2023 (B)	7,800,000	7,653,900

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	6,707,000	4,696,757
3.19%, 11/15/2036 (B)	5,300,000	3,622,626

		8,319,383

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
5.30%, 10/01/2029	4,100,000	3,818,029

Tobacco - 0.9%
BAT International Finance PLC
3.95%, 06/15/2025 (B)	4,500,000	4,290,666
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	4,420,000	4,006,533
4.25%, 07/21/2025 (B)	4,900,000	4,702,040

		12,999,239

Transamerica Series Trust	Page 4

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.0% (K)
Sprint Corp.
7.13%, 06/15/2024	$ 200,000	$ 203,046

Total Corporate Debt Securities (Cost $483,813,011)		416,729,101

FOREIGN GOVERNMENT OBLIGATIONS - 5.3%
Chile - 0.3%
Chile Government International Bonds
4.34%, 03/07/2042	4,500,000	3,578,725

Israel - 1.0%
Bank of Israel Bills - Makam
Zero Coupon, 03/02/2023 - 05/03/2023	ILS 31,500,000	8,723,828
Israel Government International Bonds
2.75%, 07/03/2030	$ 6,400,000	5,664,000

		14,387,828

Japan - 1.3%
Japan Bank for International Cooperation
2.88%, 07/21/2027	8,500,000	7,869,443
Japan Finance Organization for Municipalities
3.38%, 09/27/2023 (B)	10,500,000	10,398,252

		18,267,695

Peru - 0.6%
Peru Government International Bonds
6.35%, 08/12/2028 (D)	PEN 6,900,000	1,574,675
8.20%, 08/12/2026 (D)	23,000,000	5,973,852

		7,548,527

Qatar - 0.5%
Qatar Government International Bonds
5.10%, 04/23/2048 (D)	$ 6,900,000	6,675,612

Republic of South Africa - 1.4%
Republic of South Africa Government Bonds
10.50%, 12/21/2026	ZAR 330,000,000	18,782,652

Romania - 0.2%
Romania Government International Bonds
3.62%, 05/26/2030 (D)	EUR 4,200,000	3,090,335

Total Foreign Government Obligations (Cost $84,078,594)		72,331,374

MORTGAGE-BACKED SECURITIES - 9.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (B)	$ 5,900,000	5,561,000
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
3.60% (A), 01/25/2036	48,674	42,931
Series 2005-4, Class 1A1,
2.76% (A), 08/25/2035	34,636	25,753
Series 2005-5, Class 2A1,
2.84% (A), 09/25/2035	30,075	25,471
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	10,798	10,416
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 3.50% (A), 05/25/2035	85,733	76,967

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2005-56, Class 5A2,
1-Month LIBOR + 1.54%, 4.62% (A), 11/25/2035	$ 225,261	$ 186,779
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 2.10% (A), 12/25/2035	6,896	5,815
Series 2005-76, Class 1A2,
12-MTA + 2.00%, 3.10% (A), 01/25/2036	4,423,529	3,713,428
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	1,895,551	1,614,544
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 3.18% (A), 09/20/2046	956,219	912,334
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 3.18% (A), 03/20/2047	1,191,157	944,617
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	643,769	339,746
Series 2007-HY4, Class 1A1,
3.04% (A), 06/25/2037	525,700	432,437
American Home Mortgage Assets Trust
Series 2007-1, Class A1,
12-MTA + 0.70%, 1.80% (A), 02/25/2047	2,621,426	1,089,245
Ashford Hospitality Trust
Series 2018-KEYS, Class A,
1-Month LIBOR + 1.00%, 3.82% (A), 06/15/2035 (B)	7,500,000	7,263,916
Banc of America Funding Trust
Series 2005-D, Class A1,
3.26% (A), 05/25/2035	1,119,311	1,082,260
Series 2006-D, Class 5A1,
3.01% (A), 05/20/2036	86,630	76,453
Series 2006-J, Class 4A1,
3.54% (A), 01/20/2047	21,544	20,053
BCAP LLC Trust
Series 2009-RR3, Class 2A2,
2.99% (A), 05/26/2037 (B)	3,413,330	2,884,001
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
3.34% (A), 10/25/2035	846,253	736,907
Series 2006-6, Class 31A1,
3.48% (A), 11/25/2036	1,670,098	1,040,557
Series 2006-6, Class 32A1,
3.54% (A), 11/25/2036	410,363	231,259
Series 2006-R1, Class 2E21,
3.34% (A), 08/25/2036	411,599	314,623
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.36% (A), 08/25/2033	131,168	125,878
Series 2003-8, Class 2A1,
2.08% (A), 01/25/2034	10,173	9,645
Series 2003-8, Class 4A1,
3.00% (A), 01/25/2034	29,288	28,570
Series 2003-9, Class 2A1,
2.82% (A), 02/25/2034	18,667	17,615
Series 2004-10, Class 22A1,
4.58% (A), 01/25/2035	27,653	25,077
Series 2006-4, Class 1A1,
4.13% (A), 10/25/2036	47,527	43,016
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 2A1,
3.22% (A), 12/26/2046	113,436	89,584

Transamerica Series Trust	Page 5

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 11A1,
3.68% (A), 08/25/2034	$ 2,124	$ 2,118
Series 2005-HY10, Class 5A1,
3.19% (A), 02/20/2036	28,224	23,094
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	5,700,258	5,483,534
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 2.19% (A), 09/25/2035	50,791	50,283
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 3.79% (A), 09/25/2035	21,160	20,551
COMM Mortgage Trust
Series 2016-787S, Class A,
3.55%, 02/10/2036 (B)	5,000,000	4,581,048
CSMC Trust
Series 2008-3R, Class 1A2,
3.85% (A), 07/26/2037 (B)	435,812	357,135
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	6,500,000	5,637,133
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
2.53% (A), 08/25/2035	39,564	35,734
DOLP Trust
Series 2021-NYC, Class A,
2.96%, 05/10/2041 (B)	5,300,000	4,252,285
Eurosail PLC
Series 2007-3X, Class A3C,
SONIA + 1.07%, 3.18% (A), 06/13/2045 (D)	GBP 906,362	1,003,582
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 3.90% (A), 07/15/2038 (B)	$ 5,466,357	5,294,597
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	3,098,100	2,967,543
Series 2016-GS3, Class WMA,
3.72% (A), 10/10/2049 (B)	2,000,000	1,731,709
GS Mortgage-Backed Securities Trust
Series 2021-HP1, Class A2,
2.50% (A), 01/25/2052 (B)	4,526,484	3,604,390
Series 2022-GR2, Class A2,
3.00% (A), 08/26/2052 (B)	5,083,386	4,179,496
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 3.42% (A), 12/25/2034	116,407	108,319
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	1,253,688	1,177,964
Series 2005-AR6, Class 2A1,
3.23% (A), 09/25/2035	48,229	46,398
Series 2006-AR1, Class 2A1,
2.89% (A), 01/25/2036	1,003	986
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.40%, 3.39% (A), 09/19/2046	134,468	122,010
Series 2007-1, Class 2A1A,
1-Month LIBOR + 0.26%, 3.25% (A), 03/19/2037	4,036,812	3,624,732

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 8,600,000	$ 8,309,633
IndyMac INDX Mortgage Loan Trust
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.34%, 3.42% (A), 01/25/2037	3,384,075	2,915,718
Series 2006-R1, Class A3,
3.17% (A), 12/25/2035	1,793,289	1,633,688
INTOWN Mortgage Trust
Series 2022-STAY, Class A,
1-Month SOFR + 2.49%, 5.33% (A), 08/15/2037 (B)	3,700,000	3,658,300
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2021-HTL5, Class A,
1-Month LIBOR + 1.12%, 3.93% (A), 11/15/2038 (B)	5,000,000	4,800,574
Lehman XS Trust
Series 2007-4N, Class 2A,
1-Month LIBOR + 0.40%, 3.48% (A), 03/25/2047	4,254,960	3,754,990
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 3.48% (A), 03/25/2036	218,531	19,055
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	2,306,796	2,257,149
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	3,234,697	3,159,935
Morgan Stanley Capital I Trust
Series 2021-230P, Class A,
1-Month LIBOR + 1.17%, 3.99% (A), 12/15/2023 (B)	5,000,000	4,856,319
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
3.81% (A), 10/25/2037	668,633	494,347
NACC Reperforming Loan Trust REMIC
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	253,269	213,914
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 3.91% (A), 11/15/2038 (B)	5,000,000	4,686,565
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 3.77% (A), 01/15/2036 (B)	4,000,000	3,835,047
RALI Trust
Series 2005-QA13, Class 2A1,
4.21% (A), 12/25/2035	989,952	814,233
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 3.88% (A), 10/25/2045	103,089	90,522
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 3.23% (A), 02/25/2047	2,550,144	1,010,829
Reperforming Loan Trust REMIC
Series 2003-R4, Class 2A,
4.33% (A), 01/25/2034 (B)	195,142	161,348

Transamerica Series Trust	Page 6

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan Trust REMIC (continued)
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	$ 60,208	$ 55,114
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 3.42% (A), 01/25/2036 (B)	1,447,462	1,380,100
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	3,639,034	1,095,204
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	2,477	2,321
Series 2005-SA4, Class 1A21,
3.96% (A), 09/25/2035	255,592	174,148
SFO Commercial Mortgage Trust
Series 2021-555, Class A,
1-Month LIBOR + 1.15%, 3.97% (A), 05/15/2038 (B)	4,600,000	4,369,656
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.88% (A), 09/25/2034	16,172	15,757
Series 2004-20, Class 3A1,
3.26% (A), 01/25/2035	16,382	16,263
Series 2005-17, Class 3A1,
3.59% (A), 08/25/2035	17,441	15,457
Series 2006-8, Class 1A2,
3.64% (A), 09/25/2036	1,371,999	1,074,386
Series 2007-NS1X, Class A2B, 3-Month LIBOR + 0.15%, 3.39% (A), 06/12/2044 (D)	4,896,918	4,649,129
Structured Asset Mortgage Investments II Trust
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 3.64% (A), 02/25/2036	89,050	77,231
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 3.65% (A), 09/19/2032	4,665	4,484
Structured Asset Securities Corp. Trust
Series 2005-5, Class 2A2,
5.50%, 04/25/2035	927,854	827,233
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.17% (A), 09/25/2033	199,472	184,239
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.58%, 3.66% (A), 10/25/2045	775,925	728,133
Series 2006-AR10, Class 1A1,
3.72% (A), 09/25/2036	304,257	281,093
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 2.08% (A), 07/25/2046	55,919	50,791
Series 2007-HY1, Class 1A1,
2.78% (A), 02/25/2037	146,878	129,718
Series 2007-HY4, Class 2A2,
2.79% (A), 04/25/2037	1,335,787	1,239,154

Total Mortgage-Backed Securities (Cost $147,618,176)		136,317,315

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Illinois - 0.2%
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	$ 2,000,000	$ 2,031,151

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.78%, 03/15/2028	3,500,000	2,976,264

Total Municipal Government Obligations (Cost $5,601,785)		5,007,415

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.5%
Federal Home Loan Bank
SOFR + 0.02%, 3.06% (A), 01/06/2023 - 01/10/2023	27,800,000	27,801,042
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.87%, 2.78% (A), 09/01/2035	63,497	62,809
3.00%, 04/01/2052 - 08/01/2052	9,147,588	7,987,557
12-Month LIBOR + 1.35%, 3.39% (A), 09/01/2035	17,320	17,426
3.50%, 03/01/2048 - 08/01/2049	923,387	840,174
1-Year CMT + 2.22%, 3.65% (A), 08/01/2023	1,276	1,266
4.00%, 12/01/2047 - 04/01/2048	813,930	771,260
5.00%, 04/01/2023 - 09/01/2026	838,717	841,823
Federal National Mortgage Association
12-Month LIBOR + 1.34%, 1.58% (A), 12/01/2034	1,403	1,400
12-MTA + 1.20%, 2.06% (A), 06/01/2043	31,280	31,650
1-Year CMT + 2.18%, 2.30% (A), 10/01/2035	1,133	1,120
6-Month LIBOR + 1.75%, 2.50% (A), 05/01/2035	43,431	42,951
6-Month LIBOR + 1.39%, 2.71% (A), 08/01/2035	121,175	119,414
1-Year CMT + 2.22%, 2.88% (A), 01/01/2028	4,916	4,855
3.00%, 08/01/2049 - 07/01/2052	9,018,506	7,880,306
1-Year CMT + 2.24%, 3.21% (A), 01/01/2036	1,171,908	1,197,983
3.50%, 05/01/2049	805,440	734,327
1-Year CMT + 1.81%, 3.62% (A), 08/01/2035	6,218	6,184
6-Month LIBOR + 1.61%, 3.73% (A), 08/01/2036	4,922	4,905
1-Year CMT + 2.15%, 3.90% (A), 07/01/2032	2,243	2,219
4.00%, 12/01/2040 - 02/01/2048	1,884,507	1,784,532
1-Year CMT + 2.04%, 4.04% (A), 09/01/2035	73,865	73,305
5.00%, 12/01/2022 - 06/01/2037	1,422,341	1,425,722
5.50%, 01/01/2025	5,929	5,934
Government National Mortgage Association
3.00%, 11/15/2049	2,292,717	2,023,596
4.00%, 07/15/2049 - 12/15/2049	856,175	809,931
Uniform Mortgage-Backed Security
3.00%, TBA (L)	222,000,000	193,330,780
3.50%, TBA (L)	83,620,000	75,258,000
4.00%, TBA (L)	67,500,000	62,648,438

Transamerica Series Trust	Page 7

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security (continued)
4.50%, TBA (L)	$ 4,600,000	$ 4,382,938
5.00%, TBA (L)	42,300,000	41,256,129

Total U.S. Government Agency Obligations (Cost $457,895,958)		431,349,976

U.S. GOVERNMENT OBLIGATIONS - 18.7%
U.S. Treasury - 18.7%
U.S. Treasury Bonds
1.38%, 11/15/2040 - 08/15/2050	42,300,000	25,864,749
1.63%, 11/15/2050 (M)	16,600,000	10,307,563
2.75%, 08/15/2042 - 11/15/2042 (M)	10,900,000	8,857,238
2.88%, 05/15/2043 (C) (M)	5,800,000	4,783,414
2.88%, 08/15/2045 (M)	11,700,000	9,557,895
3.00%, 05/15/2045 (M)	21,700,000	18,134,758
3.13%, 08/15/2044 (M)	37,900,000	32,401,539
3.25%, 05/15/2042	14,000,000	12,427,187
3.38%, 08/15/2042 - 05/15/2044 (C) (M)	62,400,000	56,054,812
3.75%, 11/15/2043 (M)	5,800,000	5,511,133
4.25%, 05/15/2039 (M)	2,000,000	2,084,063
4.38%, 11/15/2039	800,000	844,438
4.50%, 08/15/2039 (M)	3,100,000	3,327,898
4.63%, 02/15/2040	1,100,000	1,195,434
U.S. Treasury Notes
1.75%, 06/30/2024 (C) (M) (N) (O) (P) (Q)	19,500,000	18,674,297
2.25%, 10/31/2024 (C) (M) (N) (O) (P) (Q)	14,500,000	13,929,062
2.25%, 08/15/2027 (C) (M)	34,100,000	31,369,336
2.88%, 05/15/2032	1,200,000	1,109,063

Total U.S. Government Obligations (Cost $317,349,403)		256,433,879

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Israel - 0.3%
Bank of Israel Bills - Makam
0.00% (R), 11/02/2022	ILS 12,500,000	3,500,526

Total Short-Term Foreign Government Obligations (Cost $4,007,695)		3,500,526

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (K)
U.S. Treasury Bills
2.90% (R), 12/01/2022 (O)	$ 333,000	331,421

Total Short-Term U.S. Government Obligation (Cost $331,399)		331,421

	Shares	Value
OTHER INVESTMENT COMPANY - 1.8%
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (R)	24,346,654	24,346,654

Total Other Investment Company (Cost $24,346,654)		24,346,654

	Principal	Value
REPURCHASE AGREEMENTS - 21.1%

Fixed Income Clearing Corp., 1.10% (R), dated 09/30/2022, to be repurchased at $4,360,976 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $4,447,835.

	$ 4,360,577	$ 4,360,577
Nomura Securities International, Inc., 2.97% (R), dated 09/30/2022, to be repurchased at $184,145,565 on 10/03/2022. Collateralized by a U.S. Government Obligation, 2.00%, due 02/15/2050, and with a value of $183,580,384	184,100,000	184,100,000
RBC Capital Markets LLC, 2.97% (R), dated 09/30/2022, to be repurchased at $100,024,750 on 10/03/2022. Collateralized by a U.S. Government Obligation, 3.90%, due 03/23/2023, and with a value of $102,158,555	100,000,000	100,000,000

Total Repurchase Agreements (Cost $288,460,577)		288,460,577

Total Investments (Cost $1,946,215,695)		1,769,491,159
Net Other Assets (Liabilities) - (29.2)%		(399,388,384)

Net Assets - 100.0%		$ 1,370,102,775

Transamerica Series Trust	Page 8

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - 90-Day Euro Dollar Futures	USD	96.50	12/18/2023	USD	99,837,225	419	$(481,662)	$(1,372,225)

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	99.41	11/07/2022	USD	7,900,000	7,900,000	$(61,719)	$(344,453)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating RateIndex	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Call - 1-Year	GSB	3-Month USD-SOFR	Receive	2.15%	11/20/2023	USD 6,000,000	$(20,925)	$(7,097)
Call - 1-Year	GSB	3-Month USD-SOFR	Receive	3.14	10/23/2023	USD 3,900,000	(27,398)	(10,862)
Call - 1-Year	GSB	3-Month USD-SOFR	Receive	3.19	10/23/2023	USD 9,800,000	(68,110)	(28,617)
Put - 1-Year	GSB	3-Month USD-SOFR	Pay	3.14	10/23/2023	USD 3,900,000	(27,398)	(45,477)
Put - 1-Year	GSB	3-Month USD-SOFR	Pay	3.19	10/23/2023	USD 9,800,000	(68,110)	(111,024)
Put - 1-Year	GSB	3-Month USD-SOFR	Pay	3.65	11/20/2023	USD 6,000,000	(20,925)	(51,122)

Total							$(232,866)	$(254,199)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(776,247)	$(1,970,877)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AES Corp., 2.45%, 01/15/2031	5.00%	Quarterly	12/20/2025	1.11%	USD	4,500,000	$ 527,435	$ 582,624	$ (55,189)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	0.65	USD	3,600,000	16,439	(33,104)	49,543
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.79	USD	4,500,000	18,614	(29,961)	48,575
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2026	1.26	USD	4,600,000	(34,934)	29,500	(64,434)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2026	1.38	USD	500,000	(6,797)	4,674	(11,471)
Stellantis NV, 5.25%, 04/15/2023	5.00	Quarterly	12/20/2026	2.35	EUR	3,500,000	352,148	668,414	(316,266)
Williams Cos., Inc., 4.55%, 06/24/2024	1.00	Quarterly	12/20/2026	1.00	USD	5,000,000	613	30,082	(29,469)

Total							$ 873,518	$ 1,252,229	$ (378,711)

Transamerica Series Trust	Page 9

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Credit Default Swap Agreements on Credit Indices – Buy Protection (W)

Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 38	1.00%	Quarterly	12/20/2027	EUR	17,300,000	$258,462	$157,032	$101,430
North America High Yield Index - Series 38	5.00	Quarterly	06/20/2027	USD	27,423,000	605,595	355,187	250,408

Total						$864,057	$512,219	$351,838

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 38	5.00%	Quarterly	12/20/2027	EUR	16,200,000	$(780,877)	$(561,233)	$(219,644)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	Receive	1.00%	Semi-Annually/Annually	05/18/2027	EUR	12,500,000	$(951,336)	$—	$(951,336)
6-Month EUR-EURIBOR	Receive	1.75	Semi-Annually/Annually	03/15/2033	EUR	71,900,000	(8,389,858)	(629,891)	(7,759,967)
6-Month JPY-TONA	Receive	0.38	Semi-Annually/Annually	06/18/2028	JPY	4,170,000,000	91,553	177,480	(85,927)
6-Month JPY-TONA	Pay	0.75	Semi-Annually/Annually	03/20/2038	JPY	234,000,000	14,863	28,980	(14,117)
6-Month JPY-TONA	Pay	0.79	Semi-Annually/Annually	11/12/2038	JPY	76,430,000	3,164	838	2,326
6-Month JPY-TONA	Pay	0.80	Semi-Annually/Annually	10/22/2038	JPY	320,000,000	6,098	4,929	1,169
12-Month GBP-SONIA	Pay	0.75	Annually	09/21/2052	GBP	7,900,000	4,480,786	1,747,382	2,733,404
12-Month GBP-SONIA	Receive	0.80	Annually	03/15/2032	GBP	17,300,000	(5,356,761)	(208)	(5,356,553)
12-Month GBP-SONIA	Pay	0.90	Annually	03/15/2052	GBP	3,200,000	1,714,377	51	1,714,326
12-Month GBP-SONIA	Pay	2.00	Annually	03/15/2053	GBP	7,100,000	2,233,251	2,117,524	115,727
12-Month JPY-TONA	Pay	0.50	Annually	03/15/2042	JPY	1,787,000,000	926,398	498,549	427,849
12-Month JPY-TONA	Pay	0.66	Annually	04/19/2042	JPY	100,000,000	29,950	—	29,950
12-Month JPY-TONA	Pay	0.80	Annually	06/15/2052	JPY	2,010,000,000	1,087,889	25,771	1,062,118
12-Month USD-SOFR	Pay	1.75	Annually	12/21/2052	USD	36,400,000	8,969,083	6,812,461	2,156,622
12-Month USD-SOFR	Receive	1.79	Annually	05/03/2027	USD	14,700,000	(1,249,117)	—	(1,249,117)
12-Month USD-SOFR	Pay	2.00	Annually	12/21/2032	USD	1,900,000	245,973	190,224	55,749
12-Month USD-SOFR	Receive	2.85	Annually	08/29/2027	USD	36,400,000	(1,539,274)	—	(1,539,274)
BRL-CDI	Receive	11.09	Maturity	01/02/2025	BRL	350,000,000	(790,160)	—	(790,160)
BRL-CDI	Receive	12.59	Maturity	01/02/2025	BRL	11,600,000	32,395	—	32,395

Total							$1,559,274	$10,974,090	$(9,414,816)

Transamerica Series Trust	Page 10

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00%	Quarterly	06/20/2024	2.22%	USD	6,400,000	$(126,049)	$(87,682)	$(38,367)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	MSC	1.00	Quarterly	12/20/2026	3.06	USD	7,500,000	(563,639)	(294,645)	(268,994)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	BOA	1.00	Quarterly	12/20/2026	3.06	USD	5,000,000	(375,757)	(201,186)	(174,571)

Total								$(1,065,445)	$(583,513)	$(481,932)

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCLY	0.11%	Monthly	05/25/2046	USD	1,807,634	$6,059	$(362,444)	$368,503

									Value
OTC Swap Agreements, at value (Assets)									$6,059
OTC Swap Agreements, at value (Liabilities)									$(1,065,445)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	627	12/30/2022	$69,842,750	$67,407,399	$—	$(2,435,351)
10-Year U.S. Treasury Notes	632	12/20/2022	74,427,147	70,823,500	—	(3,603,647)
30-Year U.S. Treasury Bonds	26	12/20/2022	3,560,280	3,286,562	—	(273,718)
German Euro BOBL	86	12/08/2022	10,333,337	10,093,046	—	(240,291)
U.S. Treasury Ultra Bonds	45	12/20/2022	6,714,102	6,165,000	—	(549,102)

Total					$—	$(7,102,109)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	(115)	12/30/2022	$(24,002,510)	$(23,619,922)	$382,588	$—
10-Year Japan Government Bonds	(62)	12/13/2022	(63,585,542)	(63,529,330)	56,212	—
Euro OAT	(90)	12/08/2022	(12,266,105)	(11,653,580)	612,525	—
Euro-BTP Italy Government Bonds	(18)	12/08/2022	(2,065,203)	(1,975,428)	89,775	—
German Euro Bund	(401)	12/08/2022	(56,859,341)	(54,426,582)	2,432,759	—
German Euro BUXL	(12)	12/08/2022	(1,895,445)	(1,724,575)	170,870	—

Total					$3,744,729	$—

Total Futures Contracts					$3,744,729	$(7,102,109)

Transamerica Series Trust	Page 11

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/04/2022	USD	142,546	CAD	188,000	$6,448	$—
BNP	10/05/2022	USD	2,107,338	PEN	8,602,364	—	(50,524)
BNP	10/31/2022	USD	19,009,365	GBP	15,635,498	1,539,823	—
BNP	10/31/2022	USD	654,398	ILS	2,181,740	40,965	—
BNP	10/31/2022	GBP	7,817,749	USD	9,436,412	—	(701,641)
BNP	10/31/2022	ILS	1,090,870	USD	335,761	—	(29,044)
BOA	10/28/2022	USD	446,927	EUR	446,000	8,955	—
BOA	10/31/2022	USD	2,759,021	AUD	3,962,086	223,722	—
BOA	10/31/2022	AUD	1,981,043	USD	1,376,194	—	(108,545)
CITI	10/03/2022	USD	4,292,548	PEN	17,051,719	13,994	—
CITI	10/03/2022	PEN	17,051,719	USD	4,398,741	—	(120,187)
CITI	10/04/2022	USD	1,164,514	BRL	6,271,256	3,208	—
CITI	10/04/2022	BRL	6,271,256	USD	1,159,926	1,379	—
CITI	10/28/2022	BRL	6,271,256	USD	1,157,366	—	(2,909)
CITI	10/31/2022	USD	18,228,167	ILS	60,292,160	1,275,981	—
CITI	10/31/2022	USD	14,963,284	PEN	58,208,714	412,924	—
CITI	10/31/2022	ZAR	16,754,142	USD	966,770	—	(43,724)
CITI	10/31/2022	PEN	29,104,357	USD	7,473,730	—	(198,550)
CITI	10/31/2022	ILS	30,146,080	USD	9,303,080	—	(826,988)
CITI	10/31/2022	USD	484,743	ZAR	8,377,071	23,220	—
DUB	10/17/2022	USD	3,124,264	CNH	21,760,000	75,593	—
DUB	10/27/2022	USD	9,133,965	MXN	190,347,000	—	(269,004)
DUB	10/27/2022	EUR	17,173,000	USD	16,936,844	—	(74,180)
DUB	10/27/2022	GBP	31,282,000	USD	35,253,249	—	(304,252)
DUB	10/31/2022	USD	3,509,140	JPY	470,401,576	249,590	—
DUB	10/31/2022	JPY	235,200,788	USD	1,755,259	—	(125,484)
DUB	10/31/2022	CNH	21,760,000	USD	3,124,726	—	(75,463)
DUB	10/31/2022	ZAR	140,734,803	USD	8,180,762	—	(427,177)
DUB	10/31/2022	USD	17,165,267	ZAR	281,469,607	1,658,098	—
GSB	10/03/2022	USD	4,388,552	PEN	17,051,719	109,998	—
GSB	10/03/2022	PEN	17,051,719	USD	4,292,548	—	(13,994)
GSB	10/05/2022	PEN	8,602,364	USD	2,213,112	—	(55,249)
GSB	10/17/2022	CNH	21,760,000	USD	3,117,062	—	(68,391)
GSB	10/28/2022	MXN	191,200,000	USD	9,369,009	74,277	—
GSB	10/31/2022	USD	7,853,193	ILS	25,000,000	824,010	—
GSB	10/31/2022	USD	9,169,435	PEN	35,989,204	173,259	—
GSB	10/31/2022	PEN	26,443,957	USD	6,803,523	—	(193,360)
GSB	10/31/2022	ILS	12,500,000	USD	3,817,421	—	(302,829)
HSBC	10/04/2022	USD	6,533,000	BRL	33,829,834	268,423	—
HSBC	10/04/2022	BRL	33,829,834	USD	6,257,136	7,440	—
HSBC	10/14/2022	USD	6,703,222	ZAR	120,034,000	80,106	—
HSBC	10/27/2022	USD	1,108,266	GBP	974,000	20,090	—
HSBC	10/27/2022	USD	199,303	ILS	671,000	10,688	—
HSBC	10/31/2022	USD	6,710,030	CNH	45,433,832	343,315	—
HSBC	10/31/2022	CNH	22,716,916	USD	3,349,799	—	(166,442)
JPM	10/04/2022	USD	7,417,062	BRL	40,101,090	—	(8,820)
JPM	10/04/2022	BRL	40,101,090	USD	7,641,359	—	(215,477)
JPM	10/28/2022	USD	2,463,784	AUD	3,655,000	125,049	—
JPM	10/28/2022	GBP	21,080,000	USD	24,335,277	—	(783,663)
JPM	10/31/2022	USD	83,002,279	GBP	68,580,916	6,376,825	—
JPM	10/31/2022	GBP	34,290,458	USD	41,389,872	—	(3,077,145)
SCB	10/18/2022	CLP	33,272,770	USD	35,340	—	(1,057)
SCB	10/31/2022	USD	3,390,404	AUD	4,858,252	281,657	—
SCB	10/31/2022	USD	37,916,092	GBP	31,323,586	2,918,251	—
SCB	10/31/2022	GBP	15,661,793	USD	18,904,655	—	(1,405,734)
SCB	10/31/2022	AUD	2,429,126	USD	1,687,522	—	(133,149)
SCB	10/31/2022	JPY	166,600,000	USD	1,173,705	—	(19,285)
UBS	10/14/2022	USD	6,292,967	ZAR	108,281,195	318,336	—
UBS	10/31/2022	USD	83,504,247	EUR	81,402,000	3,555,998	—

Transamerica Series Trust	Page 12

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	10/31/2022	EUR	40,701,000	USD	41,691,622	$—	$(1,717,497)
UBS	10/31/2022	GBP	1,324,000	USD	1,529,350	—	(50,045)

Total						$21,021,622	$(11,569,809)

INVESTMENT VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$134,682,921	$—	$134,682,921
Corporate Debt Securities	—	416,729,101	—	416,729,101
Foreign Government Obligations	—	72,331,374	—	72,331,374
Mortgage-Backed Securities	—	136,317,315	—	136,317,315
Municipal Government Obligations	—	5,007,415	—	5,007,415
U.S. Government Agency Obligations	—	431,349,976	—	431,349,976
U.S. Government Obligations	—	256,433,879	—	256,433,879
Short-Term Foreign Government Obligations	—	3,500,526	—	3,500,526
Short-Term U.S. Government Obligation	—	331,421	—	331,421
Other Investment Company	24,346,654	—	—	24,346,654
Repurchase Agreements	—	288,460,577	—	288,460,577

Total Investments	$24,346,654	$1,745,144,505	$—	$1,769,491,159

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,779,306	$—	$1,779,306
Centrally Cleared Interest Rate Swap Agreements	—	19,835,780	—	19,835,780
Over-the-Counter Credit Default Swap Agreements	—	6,059	—	6,059
Futures Contracts (Y)	3,744,729	—	—	3,744,729
Forward Foreign Currency Contracts (Y)	—	21,021,622	—	21,021,622

Total Other Financial Instruments	$3,744,729	$42,642,767	$—	$46,387,496

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(1,372,225)	$—	$—	$(1,372,225)
Over-the-Counter Options Written	—	(344,453)	—	(344,453)
Over-the-Counter Interest Rate Swaptions Written	—	(254,199)	—	(254,199)
Centrally Cleared Credit Default Swap Agreements	—	(822,608)	—	(822,608)
Centrally Cleared Interest Rate Swap Agreements	—	(18,276,506)	—	(18,276,506)
Over-the-Counter Credit Default Swap Agreements	—	(1,065,445)	—	(1,065,445)
Futures Contracts (Y)	(7,102,109)	—	—	(7,102,109)
Forward Foreign Currency Contracts (Y)	—	(11,569,809)	—	(11,569,809)

Total Other Financial Instruments	$(8,474,334)	$(32,333,020)	$—	$(40,807,354)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $336,140,379, representing 24.5% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $95,895,490, collateralized by cash collateral of $24,346,654 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $73,512,998. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2022, the total value of Regulation S securities is $43,574,416, representing 3.2% of the Portfolio’s net assets.
(E)	Non-income producing securities.
(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2022, the total value of such securities is $5,027,637, representing 0.4% of the Portfolio’s net assets.

Transamerica Series Trust	Page 13

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Restricted security. At September 30, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Citigroup, Inc. Fixed until 03/17/2025, 3.29%, 03/17/2026	03/10/2022	$3,100,000	$2,927,140	0.2%

(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2022; the maturity date disclosed is the ultimate maturity date.
(J)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2022 was $1,235,804 at a weighted average interest rate of 0.45%.
(N)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $676,132.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $19,666,559.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $5,457,965.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $614,370.
(R)	Rates disclosed reflect the yields at September 30, 2022.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(X)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas

Transamerica Series Trust	Page 14

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

CURRENCY ABBREVIATIONS (continued):

BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BOBL	Bundesobligationen (German Federal Government Securities)
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
TBA	To Be Announced
TONA	Tokyo Overnight Average

Transamerica Series Trust	Page 15

Transamerica PIMCO Total Return VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Total Return VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the

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Transamerica PIMCO Total Return VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

SUBSEQUENT EVENT

Effective November 1, 2022, TAM replaced Pacific Investment Management Co., LLC as sub-adviser to the Portfolio with Aegon USA Investment Management, LLC as sub-adviser. In connection with the change in sub-adviser: (i) the Portfolio’s principal investment strategies and principal risks were revised; (ii) the Portfolio’s management fee and sub-advisory fees were revised; (iii) the investment objective of the Portfolio was revised; and (iv) the Portfolio name was updated to Transamerica Aegon Bond VP.

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